FT Vest U.S. Equity Buffer ETF - January Average Annual Total Returns		12 Months Ended	24 Months Ended	45 Months Ended		48 Months Ended		51 Months Ended		53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.99%	11.28%	13.06%	13.61%	13.81%	14.99%	16.04%	16.20%	16.96%	18.64%	14.15%	14.53%	14.97%	15.24%
FT Vest U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Percent		15.43%				11.30%
Performance Inception Date	Jan. 15, 2021
FT Vest U.S. Equity Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.43%				11.30%
FT Vest U.S. Equity Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.14%				8.91%